Income Taxes - Tax Years Subject to Examination by Major Jurisdiction Table (Detail)	12 Months Ended
Dec. 31, 2018
United States [Member] | Earliest Tax Year [Member]
Income TaxExamination [Line Items]
Tax year subject to examination	2013
United States [Member] | Latest Tax Year [Member]
Income TaxExamination [Line Items]
Tax year subject to examination	2018
Algeria [Member] | Earliest Tax Year [Member]
Income TaxExamination [Line Items]
Tax year subject to examination	2015
Algeria [Member] | Latest Tax Year [Member]
Income TaxExamination [Line Items]
Tax year subject to examination	2018
Ghana [Member] | Earliest Tax Year [Member]
Income TaxExamination [Line Items]
Tax year subject to examination	2015
Ghana [Member] | Latest Tax Year [Member]
Income TaxExamination [Line Items]
Tax year subject to examination	2018